As filed with the Securities and Exchange Commission on February 23, 1999

                                                 Registration No. 333-61063
                                                                  ---------
                                                                  811-7689



                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                            Immediate Income Builder

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE                    [ ]

                            SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.  ___                    [_]

                       Post-Effective Amendment No.  1                     [X]

                                      and

                         REGISTRATION STATEMENT UNDER                      [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  11                           [X]

                   PFL RETIREMENT BUILDER VARIABLE ANNUITY
                                    ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Approximate Date of Proposed Public Offering:  As soon as practicable after the
--------------------------------------------
effective date of the Registration statement.



Title of Securities Being Registered:  Single Premium Immediate Variable Annuity
------------------------------------

                                   Contracts

                          --------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485.
------

        on May 1, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485.
------

        60 days after filing pursuant to paragraph (a)(i) of Rule 485.
------

  X     on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485.
------

If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ------
for a previously filed post-effective amendment.

                          PFL LIFE INSURANCE COMPANY
                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)
                       Under the Securities Act of 1933

                                    PART A

Showing Location of Information in Prospectuses
Form N-4
Item No.                                        Prospectus Caption
--------                                        ------------------

1.  Cover Page..................................Cover Page

2.  Definitions.................................Definitions

3.  Synopsis....................................Summary of the Contracts

4.  Condensed Financial Information.............Condensed Financial Information;
                                                Financial Statements

5.  General Description of Registrant,
    Depositor and Portfolio Companies
    (a)  Depositor..............................PFL Life Insurance Company
    (b)  Registrant.............................The Separate Account
    (c)  Portfolio Company......................The Funds
    (d)  Fund Prospectus........................The Funds
    (e)  Voting Rights..........................Voting Rights

6.  Deductions and Expenses
    (a)  General................................Charges Under the Contracts
    (b)  Sales Load %...........................N/A
    (c)  Special Purchase Plan..................N/A
    (d)  Commissions............................Distributor of the Contracts
    (e)  Expenses - Registrant..................Charges Under the Contracts
    (f)  Fund Expenses..........................Other Expenses including
                                                Investment Advisory Fees
    (g)  Organizational Expenses................N/A

7.  Contracts
    (a)  Persons with Rights....................Facts About the Contracts;
                                                Types  of Annuity Payment
                                                Options; Fixed, Variable or
                                                Combination Annuity Payments;
                                                Voting Rights
    (b)  (i)   Allocation of Premium............Allocations of Your Premium to
                                                the Separate Account
         (ii)  Transfers........................Allocations of Your Premium to
                                                the Separate Account
         (iii) Exchanges........................N/A
    (c)  Changes................................Facts About the Contracts;
                                                Types of Annuity Payment
                                                Options; Premium; Addition,
                                                Deletion, or Substitution
                                                of Investments
    (d)  Inquiries..............................Summary of the Contracts

8.  Annuity Period..............................Types of Annuity Payment Options

9.  Death Benefit...............................Death Proceeds

10.  Purchases and Value
    (a)  Purchases..............................Purchase of a Contract; Premium
                                                Allocation
    (b)  Valuation..............................Variable Annuity Units
    (c)  Daily Calculation......................Variable Annuity Units
    (d)  Underwriter............................Distribution of the Contracts

11.  Redemptions
    (a)  By Owners..............................Types of Annuity Payment
                                                Options - Period Certain Annuity
         By Annuitant...........................N/A
    (b)  Texas OP...............................
    (c)  Check Delay............................Payments Under the Contract
    (d)  Lapse..................................N/A
    (e)  Free Look..............................Summary of the Contracts; Free
                                                Look Privilege

12.  Taxes......................................Tax Considerations

13.  Legal Proceedings..........................Legal Proceedings

14.  Table of Contents for the Statement
     of Additional Information..................Statement of Additional
                                                Information

                                    PART B

    Showing Location of Information in Statement of Additional Information


                                                Caption in Statement of
Form N-4                                        -----------------------
Item No.                                        Additional Information
----------                                      ----------------------

15.  Cover Page.................................Cover Page

16.  Table of Contents..........................Table of Contents

17.  General Information and History............(Prospectus) PFL Life
                                                Insurance Company

18.  Services
    (a)  Fees and Expenses of Registrant.........N/A
    (b)  Management Policies.....................N/A

    (c)  Custodian...............................Custody of Assets
         Independent Auditors....................Independent Auditors
    (d)  Assets of Registrant....................Custody of Assets
    (e)  Affiliated Person.......................N/A
    (f)  Principal Underwriter...................Distribution of the Contracts

19.  Purchase of Securities Being Offered........Distribution of the Contracts
     Offering Sales Load.........................N/A

20.  Underwriters................................Distribution of the Contracts;
                                                 (Prospectus) Distribution of
                                                 the Contracts

21.  Calculation of Performance Data.............Historical Performance Data

22.  Annuity Payments............................(Prospectus) Types of Annuity
                                                 Payment Options

23.  Financial Statements........................Financial Statements

                                    PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the registration statement.

                                 PFL IMMEDIATE
                                INCOME BUILDER


                                Issued Through

                            PFL RETIREMENT BUILDER
                           VARIABLE ANNUITY ACCOUNT

                                      By

                          PFL LIFE INSURANCE COMPANY


PROSPECTUS
MAY 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the PFL Immediate Income Builder Fixed and Variable Single Premium Immediate Annuity Contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACTS AND THE UNDERLYING PORTFOLIOS:

 .    ARE NOT BANK DEPOSITS;
 .    ARE NOT FEDERALLY INSURED;
 .    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY;
 .    ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL; AND
 .    ARE SUBJECT TO RISKS, INCLUDING LOSS OF PREMIUM.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


              MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

     VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

     VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Investment Grade Bond
     VIP II Asset Manager
     VIP II Asset Manager:  Growth
     VIP II Index 500
     VIP II Contrafund

     VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities
     VIP III Mid Cap Portfolio

The immediate annuity contract has fixed and variable payment options. There are fourteen portfolios you can select from if you choose to receive variable payments. You can choose any combination of fixed and variable payments.

TABLE OF CONTENTS                                                        PAGE.
GLOSSARY OF TERMS......................................................

SUMMARY................................................................

EXPENSE TABLE..........................................................

EXAMPLES...............................................................

1.   THE ANNUITY CONTRACT..............................................

2.   ANNUITY PAYMENTS..................................................
     Annuity Payment Dates.............................................
     Payments Under the Contract.......................................
     Fixed, Variable or Combination Payments...........................
     Assumed Investment Rate (AIR).....................................
     Payment Options...................................................

3.   PURCHASE..........................................................
     Contract Issue Requirements.......................................
     Premium Payment...................................................
     Allocation of Premium Payment.....................................
     Variable Annuity Units............................................

4.   INVESTMENT CHOICES................................................
     The Separate Account..............................................
     Transfers.........................................................

5.   EXPENSES..........................................................
     Separate Account Charge...........................................
     Expenses of the Funds.............................................
     Premium Taxes.....................................................
     Other Taxes.......................................................
     Surrender Value...................................................
     Transfer Fee......................................................

6.   TAXES.............................................................
     General...........................................................
     Taxation of Purchasers of Non-Qualified Contracts.................
     Taxation of Purchasers of Qualified Contracts.....................
     Federal Income Tax Withholding....................................

     Contract Owners that are Nonresident Aliens
        or Foreign Corporations........................................
     Possible Changes in Taxation......................................
     Other Tax Consequences............................................

7.   SURRENDER VALUE...................................................
     Surrenders........................................................
     Surrender Value...................................................

8.   PERFORMANCE.......................................................

9.   DEATH BENEFIT.....................................................

10.  OTHER INFORMATION.................................................
     PFL Life Insurance Company........................................
     The Separate Account..............................................
     Voting Rights.....................................................
     Distributor of the Contracts......................................
     Non-participating Contract........................................
     Variations in Contract Provisions.................................
     Year 2000 Matters.................................................
     IMSA..............................................................
     Delay of Payments.................................................
     Legal Proceedings.................................................
     Financial Statements..............................................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION..............................................

APPENDIX A
CONDENSED FINANCIAL INFORMATION........................................

APPENDIX B
HISTORICAL PERFORMANCE DATA............................................

APPENDIX C
ILLUSTRATIONS OF ANNUITY PAYMENT VALUES................................


NO ONE IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS THAT ARE NOT IN THIS PROSPECTUS AND THE SAI (OR ANY SALES LITERATURE APPROVED BY
PFL). YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THESE DOCUMENTS. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS IS NOT AN OFFER ANYWHERE THAT WOULD BE UNLAWFUL.

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading and any other day when the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. WORDS PRINTED IN ITALICS IN THIS PROSPECTUS ARE DEFINED IN THE GLOSSARY.

1.   THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by PFL Life Insurance Company (PFL, we, us or our) is a contract between you, as the owner, and PFL, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2.   ANNUITY PAYMENTS

Annuity payments may be either fixed, variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select.

Annuity payments may be scheduled for either monthly or quarterly payments. Semiannual and annual payments are available only with our approval.

We recommend using electronic funds transfer (EFT) whenever possible.

3.   PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium if we want.

You may return your contract for a refund within 10 days after you receive it. The amount of the refund will generally be the premium plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract. The contract will then be deemed void. In some states you may have more than 10 days, or receive a refund of more (or less) than stated above.

4.   INVESTMENT CHOICES

You choose between fixed or variable annuity payments, or a combination of both. If you choose variable annuity payments you must also select one or more of the following portfolios described in the underlying fund prospectuses:

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
  VIP Money Market
  VIP Equity-Income
  VIP Growth
  VIP High Income
  VIP Overseas
  VIP II Asset Manager
  VIP II Investment Grade Bond
  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities
  VIP III Mid Cap

Depending upon their investment performance, your variable annuity payments may go up or down with the investment performance of any of these portfolios.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5.   EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35%. This charge will not increase and does not apply to fixed annuity payments.

Each portfolio has investment management and other fees charged directly to it. In 1998, these ranged from 0.___% to 0.___% annually of average daily net assets.

In some states, a charge for applicable premium taxes ranging from 0-3.5% is deducted from the premium when paid.

6.   TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are generally considered as all taxable income.

7.   SURRENDER VALUE

You do not have access to your money and cannot surrender any of your contract unless you select the Certain Only or Life with Emergency Cash(SM) payment
-----------------
option. No other payment option allows surrenders. If you elect a Certain Only payment option you may surrender the present value of the remaining payments.
If you select the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will allow you to determine how much is available to surrender. For either option, the amount you surrender must be at least 25% of the full surrender value.

Surrenders may have adverse tax consequences. YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE REQUESTING A SURRENDER.

8.   PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10.  OTHER INFORMATION

This section of the prospectus contains information on:

 .  PFL Life Insurance Company
 .  The Separate Account
 .  Voting Rights
 .  Distributor of the Contracts
 .  Non-participating Contracts
 .  Variations of Contract Provisions
 .  Year 2000 Matters
 .  IMSA
 .  Delay of Payments
 .  Legal Proceedings
 .  Financial Statements

INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  PFL Life Insurance Department
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183
  (800) 525-6205

=================================================================================================================================

                                                          EXPENSE TABLE

=================================================================================================================================

                                                                                    SEPARATE ACCOUNT ANNUAL EXPENSES
                   CONTRACT OWNER TRANSACTION EXPENSES                           (AS A PERCENTAGE OF AVERAGE NET ASSETS)

=================================================================================================================================
Sales Load charged to premium................................  None     Separate Account Charge:
                                                                        -----------------------
Annual Contract Administration Charge........................  None     Mortality and Expense Risk Charge................  1.20%
Transfer Fee (for first six transfers in any contract                   (This charge is 1.00% if you allocate $50,000 or
year)/(1)/...................................................  None     more to variable annuity payments)...............
Surrender Charge.............................................  None     Administration Charge............................  0.15%
                                                                                                                           ----
  There is no surrender charge with respect to variable                 Total............................................  1.35%
  annuity payments under the contract.  For an explanation
  of the surrender value, see  "SURRENDER VALUE".
=================================================================================================================================

                                                  PORTFOLIO ANNUAL EXPENSES/(2)/
                             (as a percentage of average net assets and after expense reimbursements)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   TOTAL
                                                                                                                PORTFOLIO
                                                                               MANAGEMENT       OTHER             ANNUAL
  PORTFOLIO                                                                       FEES         EXPENSES          EXPENSES

=================================================================================================================================
  VIP Equity Income..........................................................    0.50%          0.08%           0.58%/(3)/
  VIP Growth.................................................................    0.60%          0.09%           0.69%/(3)/
  VIP High Income............................................................    0.59%          0.12%           0.71%/(3)/
  VIP Money Market...........................................................    0.21%          0.10%           0.31%
  VIP Overseas...............................................................    0.75%          0.17%           0.92%/(3)/
  VIP II Asset Manager.......................................................    0.55%          0.10%           0.65%/(3)/
  VIP II Asset Manager: Growth...............................................    0.60%          0.17%           0.77%/(3)/
  VIP II Contrafund..........................................................    0.60%          0.11%           0.71%/(3)/
  VIP II Index 500...........................................................    0.24%          0.04%           0.28%/(4)/
  VIP II Investment Grade Bond...............................................    0.44%          0.14%           0.58%
  VIP III Balanced...........................................................    0.45%          0.16%           0.61%/(3)/
  VIP III Growth & Income....................................................    0.49%          0.21%           0.70%
  VIP III Growth Opportunities...............................................    0.60%          0.14%           0.74%/(3)/
  VIP III Mid Cap............................................................        %              %               %
=================================================================================================================================

/(1)/ There is currently no charge for any transfers, although PFL reserves the right to charge $15 for each transfer in excess of six per year.

/(2)/ The fee table information relating to the portfolios is for 1998 and was provided to PFL by Fidelity Management & Research Company, and PFL has not independently verified such information.

/(3)/ A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the total annual expenses for 1998 presented in the table would have been: ___% for VIP Equity-Income Portfolio; ___% for VIP Growth Portfolio; ___% for VIP High Income Portfolio; ___% for VIP Overseas Portfolio; ___% for VIP II Asset Manager Portfolio; ___% for VIP II Asset Manager: Growth Portfolio; ___% for VIP II Contrafund Portfolio; ___% for VIP III Balanced Portfolio; and ___% for VIP III Growth Opportunities Portfolio.

/(4)/ Fidelity Management & Research Company agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during 1998. Without this reimbursement, the portfolio's management fee, other expenses and total annual expenses would have been _____%, ____% and ____%, respectively.

EXAMPLES

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 1998, and the following assumptions:

 . a $1,000 investment (and, therefore, a 1.35% separate account charge); . a 5.0% annual return on assets;
 .  monthly payments;
 .  a 5% assumed investment return;
 .  there are no premium taxes;
 .  there are no transfers;
 . the entire premium is allocated to each subaccount; and . the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)

================================================================================================================================

                                                                                                           SINGLE LIFE ANNUITY
                                              SINGLE LIFE ANNUITY            20 YEAR CERTAIN ONLY        WITH EMERGENCY CASH(SM)
                                             HE CONTRACT CANNOT BE         ANNUITY AND THE CONTRACT        AND THE CONTRACT IS
                                                 SURRENDERED)                IS NOT SURRENDERED                SURRENDERED

                                           =====================================================================================
SUBACCOUNTS                                  1 YEAR         3 YEARS          1 YEAR         3 YEARS       1 YEAR        3 YEARS

================================================================================================================================
VIP Money Market                               $19             $53             $19             $53          $19            $53
--------------------------------------------------------------------------------------------------------------------------------
VIP High Income                                $20             $56             $20             $56          $20            $56
--------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income                              $20             $57             $20             $57          $20            $56
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth                                     $16             $46             $16             $46          $16            $46
--------------------------------------------------------------------------------------------------------------------------------
VIP Overseas                                   $22             $62             $22             $62          $22            $62
--------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond                   $19             $55             $19             $55          $19            $55
--------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager                           $21             $58             $21             $58          $20            $58
--------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth                   $20             $57             $20             $57          $20            $56
--------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund                              $16             $45             $16             $45          $16            $45
--------------------------------------------------------------------------------------------------------------------------------
VIP II Index 500                               $19             $53             $19             $53          $19            $53
--------------------------------------------------------------------------------------------------------------------------------
VIP III Balanced                               $19             $54             $19             $54          $19            $53
--------------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities                   $20             $56             $20             $57          $20            $56
--------------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income                        $20             $58             $20             $58          $20            $57
--------------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap                                $               $               $               $            $              $
================================================================================================================================

The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.

The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

Financial Information.  Condensed financial information for the subaccounts is
---------------------
in Appendix A to this prospectus.

1.   THE ANNUITY CONTRACT

This prospectus describes the PFL Immediate Income Builder. This is a single premium immediate annuity contract offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and are guaranteed by PFL. The amount of the variable annuity payments will vary depending on the investment performance of your investment choices.

It is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments must generally begin within 30 days.

2.   ANNUITY PAYMENTS

ANNUITY PAYMENT DATES

We provide annuity payments to the payee on each payment date. You select either a monthly or quarterly payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Semi-annual or annual payment frequencies and other disbursement options may be available, if we approve. The first payment date is typically 30 days after the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

PAYMENTS UNDER THE CONTRACT

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.
IF:

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. The payee is responsible to keep us informed of their current address of record.

FIXED, VARIABLE OR COMBINATION PAYMENTS

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all fixed, all variable or a combination of fixed and variable annuity payments. Please note that a single payment option is generally required.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary according to the investment experience of the portfolios underlying the subaccounts. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the portfolios underlying the subaccounts and is not guaranteed.

Under certain joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, and 9) whether they are fixed or variable.

ASSUMED INVESTMENT RETURN (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:
 .    the performance of the applicable subaccounts after all expenses is equal to the AIR on a modal basis;

THEN:
 .    the variable annuity payments will remain constant.

                                 *    *     *

 .    the performance of the subaccounts after all expenses exceeds the AIR on a modal basis;

THEN:
 .    the variable annuity payments will increase.

                                 *    *     *

IF:
 .    the performance of the subaccounts after all expenses is less than the AIR on a modal basis;

THEN:
 .    the variable annuity payments will decrease.

                                 *    *     *

A "modal basis" refers to the frequency of payments. For example, for monthly payments to increase, the performance of the subaccounts must exceed the monthly equivalent AIR; for quarterly payments to increase, the performance of the subaccounts must exceed the quarterly equivalent AIR.

You choose either a 3.5% AIR or a 5% AIR.

IF:
 .    you choose a 5% AIR instead of a 3.5% AIR;

THEN:
 .    you will receive a higher initial payment; and

 .    payments will increase less during periods of good investment performance
     (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

                                 *    *     *

IF:
 .    you choose a 3.5% AIR instead of a 5% AIR;

THEN:
 .    you will receive a lower initial payment; and

 .    payments will increase more during periods of good investment performance
     (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix C for an illustration of the difference in the two AIRs.

PAYMENT OPTIONS

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. We currently offer the options described below.

The amount of variable annuity payments will depend on the investment performance of the portfolio(s) you select. The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. Therefore, the sum of annuity payments may be less than the premium (except for option 10--Life Annuity with Premium Refund Payments).

1.   Certain Only Annuity.  This option provides annuity payments for a
     --------------------
guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:

 .    continue payments as they become due; or
 .    pay the present value of the remaining guaranteed payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.

No additional payments will be made under this option after all the guaranteed payments have been made.

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining guaranteed payments is calculated as of the date we receive written notice of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the present value of the remaining guaranteed payments is calculated using interest rates (determined by PFL) in effect on the date we receive due proof of death.

Under this option, you, as the owner, can make full or partial surrenders from the contract prior to the last guaranteed payment date. Any surrender must be at least 25% of the full surrender value. A partial surrender will reduce all future payments. See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

2.   Single Life Annuity.  This option provides annuity payments for the
     -------------------
annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

This option offers you the highest level of annuity payments, due to the risk that only one annuity payment will be made if the annuitant dies before the second payment date.

No surrenders are permitted under this option.

3.   Single Life Annuity with Period Certain.  This option provides annuity
     ---------------------------------------
payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4.   100% Joint and Survivor Life Annuity.  This option provides annuity
     ------------------------------------
payments for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5.   Joint and Survivor Life Annuity with Reduced Annuity Payments to the
     --------------------------------------------------------------------
Secondary Annuitant.  This option is similar to option 4 above, except that
-------------------
annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed
                                                          ------
annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units
                                            ------
will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6.   Joint and Last Survivor Life Annuity.  This option provides annuity
     ------------------------------------
payments for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either
                                                                       ------
the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced
                          ------
to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%,
              ------
66.67% or 75%.

No surrenders are permitted under this option.

7.   100% Joint and Survivor Life Annuity with Period Certain.  This option
     --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and joint annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8.   Joint and Survivor Life Annuity with Period Certain and Reduced Annuity
     -----------------------------------------------------------------------
Payments to the Secondary Annuitant.  This option is similar to option 7 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent
            ------
you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.
------


If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9.   Joint and Last Survivor Life Annuity with Period Certain.  This option
     --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The
                         ------               --
final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants. Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed
                                                       ------
annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will
                                         ------
also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10.  Life Annuity with Premium Refund Payment.  This option provides annuity
     ----------------------------------------
payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11.  Single Life Annuity with Emergency Cash(SM).  This option provides annuity
     -------------------------------------------
payments for the annuitant's lifetime. You can only receive variable payments under this option. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The Life with Emergency Cash (SM) benefit will continue through age 100 of the annuitant.

The amount you surrender must be at least 25% of the Life with Emergency Cash(SM) benefit. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender.

The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

12.  Joint and Survivor Life Annuity with Emergency Cash(SM).  This option
     -------------------------------------------------------
provides annuity payments to the annuitant and the secondary annuitant while both are living. You can only receive variable payments under this option. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The Life with Emergency Cash(SM) benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

The amount you surrender must be at least 25% of the Life with Emergency Cash(SM) benefit. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender.

The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. We will provide a Life with Emergency Cash(SM) benefit schedule as a rider to the contract.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

Other payment options may be made available.

Please note that IF:

 .    you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity,
     Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, and Joint and Last Survivor Annuity; and

 .    the annuitant(s) dies before the due date of the second annuity payment;

THEN:

 .    we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

3.   PURCHASE

CONTRACT ISSUE REQUIREMENTS

PFL will issue a contract only IF:

 .    PFL receives all information needed to issue the contract (all the information on the order form); and
 .    PFL receives your entire premium payment.

PREMIUM PAYMENT

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our home office. You cannot make additional premium payments.

You will allocate the premium to variable, fixed, or to a combination of variable and fixed payment options. We apply your premium to the contract within two business days after receipt (at the Administrative and Service Office) of the later of the premium and a properly completed order form.

If the order form is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless we obtain your specific consent to let us keep it until the order form is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

ALLOCATION OF PREMIUM PAYMENT

We will invest the amount of your premium that you allocate to the subaccounts of the separate account in the designated subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%. The minimum allocation to any subaccount is 5% of the total amount allocated to the subaccounts.

VARIABLE ANNUITY UNITS

Any portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

 .    the premium reduced by any premium taxes,
 .    the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),
 .    the payment option you choose,
 .    the frequency of payments you choose,
 .    the AIR you choose,
 .    the first payment date, and
 .    the variable annuity unit value of the subaccounts you initially select.

The number of variable annuity units allocated to each subaccount will not change unless you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). However, if you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time.

We calculate the amount of your variable annuity payment on the variable annuity payment calculation date by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. This calculation is performed for each subaccount, and the sum of the subaccount calculations will equal the amount of your variable annuity payment.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:

 .   the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by

 .   the net investment factor for that subaccount for the valuation period;
    multiplied by

 .   the daily factor for the valuation period.

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

    . the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

    . a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge (shown in the contract specifications section of the contract).

4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT

The separate account currently consists of fourteen subaccounts.

The Underlying Funds.  The subaccounts invest in shares of the underlying funds.
--------------------
Fidelity Management & Research Company provides investment advice and administrative services for all of the underlying funds offered through this contract. The following subaccounts are currently offered:


VARIABLE INSURANCE PRODUCTS FUND (VIP):
    VIP Money Market
    VIP High Income
    VIP Equity-Income
    VIP Growth
    VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
    VIP II Investment Grade Bond
    VIP II Asset Manager
    VIP II Asset Manager:  Growth
    VIP II Index 500
    VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
    VIP III Balanced
    VIP III Growth & Income
    VIP III Growth Opportunities
    VIP III Mid Cap

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

More detailed information about the underlying portfolios may be found in their current prospectuses. This includes a description of each portfolio's investment objectives, policies, and strategies. These prospectuses are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

TRANSFERS

You may transfer all or a part of the value of variable to fixed annuity payments by providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency Cash(SM), the fixed payment option will be Life only, Life with Premium Refund or Life with Period Certain. The period certain cannot be greater than the annuitant's remaining life expectancy determined at the contract issue date. (Life with Emergency Cash(SM) is only available with variable annuity payments.)

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

You may not transfer from fixed to variable annuity payments.

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive them.

You may transfer amounts among subaccounts by telephoning us or by providing us with a notice you have signed or an electronic notice that gives us the facts that we need.

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

5. EXPENSES

The following are all the charges made under the contract.

SEPARATE ACCOUNT CHARGE

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for the costs of administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

EXPENSES OF THE FUNDS

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts. See the attached prospectuses for a description of the portfolios' fees and expenses, and therefore affects the variable annuity unit value.

PREMIUM TAXES

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

OTHER TAXES

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

SURRENDER VALUE

There is no express or calculable surrender charge for variable annuity under the contract. For a discussion of surrender value, see "SURRENDER VALUE".

TRANSFER FEE

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

6. TAXES

Note:  The following information on federal income taxes is just a general
----
discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. More discussion about taxes is in the Statement of Additional Information.

GENERAL

TAX LAW IS COMPLEX AND TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER AND, IF APPLICABLE, THE TYPE OF RETIREMENT PROGRAM FOR WHICH THE CONTRACT IS PURCHASED. THEREFORE, A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT MAY NEED LEGAL AND TAX ADVICE.

This prospectus does not provide a detailed description of the federal income tax consequences of purchasing a contract. Special tax rules, not discussed herein, may apply to certain purchase situations. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a prospective purchaser should always consult a qualified tax advisor.

TAXATION OF PURCHASERS OF NON-QUALIFIED CONTRACTS

Corporations, Trusts and other Non-Natural Persons.  Under section 72(u) of the
--------------------------------------------------
Internal Revenue Code of 1986, as amended (the "Code"), if a non-natural person such as a corporation, trust or partnership owns an annuity contract, annual net increases in the value of the contract are generally includable in the non-natural person's gross income currently, unless the annuity is an immediate annuity. For this purpose, an immediate annuity is an annuity that is purchased with a single premium payment, that has an annuity starting date commencing no later than one year from the date of purchase, and that provides for a series of substantially equal periodic payments to be made no less frequently than annually during the annuity period. Generally, the contract should qualify as an immediate annuity, but corporations, trusts, partnerships and other entities that are not natural persons should consult a tax advisor if they seek to rely on the exception from section 72(u) for immediate annuity contracts.

Natural Persons.  Section 72 generally provides that a contract owner is not
---------------
taxed on increases in the value of the contract until an amount distributed from the contract is received (or deemed received) by the contract owner, either in the form of annuity payments, as contemplated by the contract, or in some other form (i.e., surrender or death proceeds). However, this tax deferral generally applies only if:

 .    the investments in the separate account are "adequately diversified" in accordance with Treasury Department regulations,

 .    PFL, rather than the contract owner, is considered the owner of such assets for federal income tax purposes, and

 .    the contract includes certain provisions regarding distributions that must occur in the event that a contract owner dies.

Distributions Prior to the Annuity Starting Date.  If a contract is surrendered
------------------------------------------------
prior to the annuity starting date, in the case of a Certain Only or Life with Emergency Cash(SM) option, amounts received by the contract owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the premium (to the extent that such premium was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to qualified contracts), less any amounts previously received from the contract which were not includable in income. Also, the surrender value may be subject to a penalty tax, described below. In general, an assignment of the contract (or other change of ownership) before the "annuity starting date" without full and adequate consideration will be treated as a distribution from the contract and taxed in the same manner as a surrender before the "annuity starting date" (except where the contract is transferred between spouses or incident to a divorce).

The "annuity starting date" is the latter of the day upon which the obligations under the contracts become fixed or the first day of the period, which ends on the first payment date. In most cases, the annuity starting date for a contract will be the contract issue date.

In certain situations, the contract provides for a death benefit upon the death of a contract owner; annuitant or secondary annuitant. This distribution is includable in the recipient's income as follows:

 .    if distributed in a lump sum, it is taxed in the same manner as a surrender;

 .    if it is distributed in the form of annuity payments, it is taxed in the same manner as annuity payments (see below).

Distributions On or After the Annuity Starting Date.  A portion of the annuity
---------------------------------------------------
payments received during each taxable year is generally treated as tax-free recovery of your investment in the contract and the remainder of such annuity payments is taxable as ordinary income, until all such investment in the contract has been recovered. Once the entire amount of the investment in the contract has been recovered, all annuity payments are fully taxable as ordinary income. For these purposes, the investment in the contract will generally be your premium, reduced by any previous distributions other than annuity payments from the contract to the extent such previous distributions were received tax-free, with certain adjustments to take into account certain payments projected to occur after the death of the annuitant.

The formulas for computing the taxable portion of the annuity payments prior to recovery of the investment in the contract are quite complex and differ depending on the extent to which your premium has been allocated to variable or fixed annuity payment options. To the extent your premium has been allocated to fixed annuity payment options, an "exclusion ratio" is generally computed based on the ratio of the investment in the contract allocable to the fixed annuity payment option to the total amount projected to be paid under the contract, and the portion of each fixed annuity payment that is excludable from tax is equal to the exclusion ratio multiplied by the fixed annuity payment. To the extent your premium has been allocated to variable annuity payments, the excludable amount of the variable annuity payments for each taxable year is generally computed by dividing the investment in the contract allocable to variable annuity payment options by the number of years over which annuity payments are expected to be made.

If annuity payments cease by reason of death of annuitant before the entire amount of the investment in the contract has been fully recovered tax-free, a deduction is allowed for the amount of the unrecovered investment in the contract for the last taxable year of the annuitant.

Partial surrenders from the Certain Only or the Life with Emergency Cash(SM) benefit may be fully taxable as ordinary income and may not result in recomputation of the exclusion ratio applicable to fixed annuity payments or the excludable amount applicable to variable annuity payments.

A transfer of ownership of the contract, the designation of an annuitant or other payee who is not an owner of the contract or the assignment of the contract may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. A contract owner who is considering any such transfer, designation or assignment should consult a tax advisor.

Penalty Tax on Certain Distributions.  Distributions received (or deemed
------------------------------------
received) from an annuity contract (before or after the annuity starting date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. There is an exception for distributions from immediate annuities, and annuity payments under the contract should therefore generally not be subject to the 10% penalty tax. However, it is unclear whether Life with Emergency Cash(SM) benefit and Certain Only surrenders will be subject to the 10% penalty tax if such surrenders are made before the taxpayer reaches age 59 1/2 or are not attributable to the taxpayer's becoming disabled. In addition, the 10% penalty tax does not apply to distributions from a contract made on or after the death of a contract owner and, under certain circumstances, to distributions made under a contract issued in connection with a structured settlement agreement. A tax advisor should be consulted if there is a question as to whether a distribution will be subject to the 10% penalty tax.

Aggregation of Two or More Contracts.  The Treasury Department has specific
------------------------------------
authority to issue regulations that prevent the avoidance of section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may be situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in a calendar year.

Contracts Obtained through an Exchange.  Section 1035 of the Code generally
--------------------------------------
provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. A number of special rules and procedures, however, apply to section 1035 transactions. Prospective contract owners wishing to take advantage of section 1035 should therefore consult their tax advisor.

TAXATION OF PURCHASERS OF QUALIFIED CONTRACTS

The contracts are designed for use as Individual Retirement Annuities ("IRA") or in connection with deferred compensation plans established and maintained by state or local governments or tax-exempt organizations. Important differences exist between the tax rules, which are applicable to IRAs and deferred compensation plans. These rules are complex and may vary depending on individual circumstances. Adverse tax consequences may result from distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to applicable commencement and minimum distribution rules; and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of contracts as IRAs or when owned by eligible employers in connection with deferred compensation plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the contract, but that PFL is not bound by the terms and conditions of such plans to the extent such terms conflict with the contract, unless PFL specifically consents to be bound. A brief description of some of the federal income tax rules that apply to IRAs and deferred compensation plans is set forth below. PFL may amend the contract as necessary to conform it to requirements of applicable law.

Individual Retirement Annuities.  The contract is designed for the use as an IRA
-------------------------------
purchased through a tax-deferred rollover contribution from another IRA, a retirement plan qualified under section 401 or section 403(a) of the Code or tax sheltered annuity contract under section 403(b) of the Code. Amounts held under a deferred compensation plan under section 457 of the Code cannot be rolled over or transferred to an IRA.

Distributions From an IRA.  In general, payments from an IRA which are not
-------------------------
rolled over must be included in gross income as ordinary taxable income in the year in which they are received. Required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the IRA owner attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the IRA owner.

Ten Percent Penalty Tax on Early Distributions.  Distributions received (or
----------------------------------------------
deemed received) from an IRA may be subject to a penalty tax equal to ten percent (10%) of the amount treated as taxable income. In general, however, there is no such penalty tax on distributions:

 .  made on or after the date on which the taxpayer reaches age 59 1/2;

 . made to a beneficiary (or to the estate of the taxpayer) on or after the death of the taxpayer;

 .  attributable to the taxpayer's becoming disabled;

 . which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

 . made to the taxpayer to the extent such distributions do not exceed the amount allowable as a deduction for federal income tax purposes allowed to the taxpayer for amounts paid during the taxable year for medical care;

 . if certain conditions are met, made to an unemployed taxpayer after separation from employment, for health insurance premiums;

 . made for qualified first time homebuyer expenses for the taxpayer or certain of the taxpayer's family members; or

 . made for qualifying higher education expenses for the taxpayer or for certain of the taxpayer's family members (including tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution).

Code Section 457 Deferred Compensation Plans.  The contract may be purchased by
--------------------------------------------
a state or local government or tax-exempt organization that is an employer sponsoring a deferred compensation plan under section 457 of the Code in order to effect distribution of plan benefits to participants under the plan. In general, distributions from a deferred compensation plan are prohibited unless made after the participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under plans that meet the requirements of section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or beneficiary. Generally, required minimum distributions must begin by April 1 of the calendar year following the later of the calendar year in which the participating employee

 .  attains the age of 70 1/2, or

 .  retires.

Certain other mandatory distribution rules apply upon the death of the participating employee.

Amounts held under a deferred compensation plan under section 457 of the Code cannot be rolled over or transferred to an IRA.

In general, assets under non-governmental plans are owned by the sponsoring employer and are subject to the claims of general creditors of the employer, and depending on the terms of the plan the employer may be legally entitled to draw on these assets for purposes unrelated to its section 457 plan obligations.

Life with Emergency Cash(SM) Benefit.  The Internal Revenue Service has not
------------------------------------
addressed in a ruling of general applicability whether a distribution feature such as the Life with Emergency Cash(SM) feature comports with the Code's distribution requirements for IRAs and deferred compensation plans.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution from a contract that is taxable income to the recipient is generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Section 3405 of the Code governs withholding and is summarized below:

Non-Periodic Distributions.  The portion of a non-periodic distribution that
--------------------------
constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to PFL, PFL will automatically withhold 10% of the taxable distribution.

Periodic Distributions (distributions payable over a period greater than one
----------------------------------------------------------------------------
year).  The portion of a periodic distribution that constitutes taxable income
-----
will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

Deferred Compensation Plans.  Distributions from a non-qualified deferred
---------------------------
compensation plan meeting the requirements of section 457 of the Code are generally subject to regular wage withholding rules.

Certain states also require withholding of state income tax whenever federal income tax is withheld.

CONTRACT OWNERS THAT ARE NONRESIDENT ALIENS OR FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to contract owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to PFL. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state and foreign taxation with respect to the purchase of a contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under these contacts are not exhaustive, and special rules may apply to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect PFL's understanding of current law and the law may change.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each contract owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where a contract owner is not also the annuitant, payee, and beneficiary. A competent tax advisor should be consulted for further information.

7. SURRENDER VALUE

SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only
                                                ------
or Life with Emergency Cash(SM) payment option is selected.  No other payment
                                                             ----------------
option allows surrenders.  If you elect a Certain Only payment option the
------------------------
surrender value is the present value of the remaining payments. If you select the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will allow you to determine how much is available to surrender.

If a partial surrender is made, it must be at least 25% of the full surrender value and all future payments will be reduced. Surrenders may have adverse tax consequences.

YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE REQUESTING A FULL OR PARTIAL SURRENDER.

SURRENDER VALUE

There is no surrender charge applicable to variable annuity payments under the contract. In the cases when the contract can be surrendered (i.e., Certain Only or Life with Emergency Cash(SM) options) the determination of a surrender value depends on specific individual circumstances such as the annuitant's age and sex, the number of annuitants, the amount of the current payment (when the surrender is requested), and the number of payments already made.

If you select a Certain Only payment option with fixed and/or variable annuity payments you may surrender all or a portion of your contract. For fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using PFL's declared interest rates in effect at the time of the surrender). For variable annuity payments, the surrender value is the present value of future payments (which are assumed to be equal to the most recent payment) discounted at an interest rate no greater than 4.5% (if you have a 3.5%
AIR) or no greater than 6% (if you have a 5% AIR).

If the Life with Emergency Cash(SM) option is selected, please refer to the Emergency Cash(SM) benefit schedule in your contract rider for the information you need to determine your surrender value.

8. PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying funds and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High Income Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the subaccount over a 30 day period.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

If the owner dies before the first annuity payment, the premium (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.

If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant's beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully.  In instances where the owner's estate is deemed to be the
--------------
successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, distributions upon the death of an owner will comply with section 72(s) of the Code.

10. OTHER INFORMATION

PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

THE SEPARATE ACCOUNT

PFL established a separate account, called the PFL Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Fidelity Management and Research Company manages these funds.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. The obligations to pay the benefits due under the contract are PFL's responsibility.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business PFL may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

VOTING RIGHTS

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

DISTRIBUTOR OF THE CONTRACTS

AFSG Securities Corporation is the principal underwriter of the contracts. Like PFL, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).  It was incorporated in Pennsylvania in 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

NON-PARTICIPATING CONTRACT

The contract does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the contract.

VARIATIONS IN CONTRACT PROVISIONS

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract.

YEAR 2000 MATTERS

In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process, which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that specializes in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) develop an inventory of all applications; (2) evaluate all applications to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is believed that all mission critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through and including June 1999.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

DELAY OF PAYMENTS

PFL may be permitted to delay any payments from the separate account if:

 . the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

 . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a recent check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

LEGAL PROCEEDINGS

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

FINANCIAL STATEMENTS

The financial statements of PFL are in the Statement of Additional Information. The subaccounts began operations in 1999, and do not yet have any financial history.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

            Glossary of Terms
            The Contract--General Provisions
            Federal Tax Matters
            Investment Experience
            State Regulation of PFL
            Administration
            Records and Reports
            Distribution of the Contracts
            Other Products
            Custody of Assets
            Historical Performance Data
            Legal Matters
            Independent Auditors
            Other Information
            Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION



The subaccounts had not commenced operations as of December 31, 1998, therefore there is no condensed financial information to report at the date of this prospectus.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

The following is a description of each portfolio and a graph showing how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 1998. The information presented is for periods prior to the inception date of the subaccounts. PFL did not sell the contracts prior to the date of this prospectus, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.

The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual expenses of each portfolio for the year ended December 31, 1998, are reflected in the graph for each portfolio. The graphs do not reflect any premium tax charge.

Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 5% AIR, the premium needed would be $74,639. If the purchaser were female, the premium necessary would be $81,847. This is because females have a longer life expectancy than males.

THE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE NOT BASED ON ACTUAL CONTRACTS. THEY ARE BASED ON ADJUSTED HISTORICAL PERFORMANCE RESULTS OF THE PORTFOLIOS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. PFL DOES NOT GUARANTEE AND DOES NOT SUGGEST THAT ANY SUBACCOUNT OR CONTRACT ISSUED BY PFL WILL GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

                                 *     *     *

VIP EQUITY-INCOME PORTFOLIO


                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--October 1986


==============================================================================================================
                        MONTHLY PAYMENT         ADJUSTED             ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END      HISTORICAL ANNUAL                   TOTAL RETURN*
                           OF YEARS           TOTAL RETURN*               (Periods Ended 12/31/1998)
==============================================================================================================
       1982                   N/A                 N/A                      1 Year                %
--------------------------------------------------------------------------------------------------------------
       1983                   N/A                 N/A                      5 Years               %
--------------------------------------------------------------------------------------------------------------
       1984                   N/A                 N/A                     10 Years               %
--------------------------------------------------------------------------------------------------------------
       1985                   N/A                 N/A                  Since Inception           %
--------------------------------------------------------------------------------------------------------------
       1986                 $ 494                 N/A
----------------------------------------------------------------
       1987                 $ 458               (2.76)%
----------------------------------------------------------------
       1988                 $ 529               21.34%
----------------------------------------------------------------
       1989                 $ 583               15.78%
----------------------------------------------------------------
       1990                 $ 464              (16.43)%
----------------------------------------------------------------
       1991                 $ 574               29.71%
----------------------------------------------------------------
       1992                 $ 630               15.41%
----------------------------------------------------------------
       1993                 $ 700               16.63%
----------------------------------------------------------------
       1994                 $ 704                5.64%
----------------------------------------------------------------
       1995                 $ 894               33.31%
----------------------------------------------------------------
       1996                 $ 960               12.75%
----------------------------------------------------------------
       1997                 $1156               26.41%
----------------------------------------------------------------
       1998                 $                        %
==============================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Equity Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP GROWTH PORTFOLIO


                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--October 1986


==============================================================================================================
                        MONTHLY PAYMENT         ADJUSTED             ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END      HISTORICAL ANNUAL                 TOTAL RETURN*
                           OF YEARS           TOTAL RETURN*              (Periods Ended 12/31/1998)
==============================================================================================================
       1982                   N/A                 N/A                     1 Year                %
--------------------------------------------------------------------------------------------------------------
       1983                   N/A                 N/A                     5 Years               %
--------------------------------------------------------------------------------------------------------------
       1984                   N/A                 N/A                    10 Years               %
--------------------------------------------------------------------------------------------------------------
       1985                   N/A                 N/A                 Since Inception           %
--------------------------------------------------------------------------------------------------------------
       1986                 $ 494                 N/A
-----------------------------------------------------------------
       1987                 $ 481                2.18%
-----------------------------------------------------------------
       1988                 $ 523               14.25%
-----------------------------------------------------------------
       1989                 $ 646               29.66%
-----------------------------------------------------------------
       1990                 $ 536              (12.93)%
-----------------------------------------------------------------
       1991                 $ 733               43.59%
-----------------------------------------------------------------
       1992                 $ 753                7.86%
-----------------------------------------------------------------
       1993                 $ 845               17.78%
-----------------------------------------------------------------
       1994                 $ 793               (1.36)%
-----------------------------------------------------------------
       1995                 $1009               33.57%
-----------------------------------------------------------------
       1996                 $1088               13.17%
-----------------------------------------------------------------
       1997                 $1262               21.84%
-----------------------------------------------------------------
       1998                 $                        %
==============================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP HIGH INCOME PORTFOLIO


                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--September 1985


==============================================================================================================
                        MONTHLY PAYMENT          ADJUSTED            ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR              AMOUNTS AT END     HISTORICAL ANNUAL                  TOTAL RETURN*
                           OF YEARS           TOTAL RETURN*               (Periods Ended 12/31/1998)
==============================================================================================================
       1982                   N/A                    N/A                   1 Year                %
--------------------------------------------------------------------------------------------------------------
       1983                   N/A                    N/A                   5 Years               %
--------------------------------------------------------------------------------------------------------------
       1984                   N/A                    N/A                  10 Years               %
--------------------------------------------------------------------------------------------------------------
       1985                  $522                    N/A               Since Inception           %
--------------------------------------------------------------------------------------------------------------
       1986                  $577                  16.12%
-----------------------------------------------------------------
       1987                  $549                  (0.13)%
-----------------------------------------------------------------
       1988                  $577                  10.29%
-----------------------------------------------------------------
       1989                  $519                  (5.56)%
-----------------------------------------------------------------
       1990                  $476                  (3.71)%
-----------------------------------------------------------------
       1991                  $605                  33.48%
-----------------------------------------------------------------
       1992                  $699                  21.41%
-----------------------------------------------------------------
       1993                  $792                  18.91%
-----------------------------------------------------------------
       1994                  $733                  (2.86)%
-----------------------------------------------------------------
       1995                  $830                  19.00%
-----------------------------------------------------------------
       1996                  $889                  12.50%
-----------------------------------------------------------------
       1997                  $983                  16.10%
-----------------------------------------------------------------
       1998                  $                          %
==============================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP High Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP MONEY MARKET PORTFOLIO


                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--March 1982


==============================================================================================================
                        MONTHLY PAYMENT         ADJUSTED             ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END      HISTORICAL ANNUAL                    TOTAL RETURN*
                           OF YEARS           TOTAL RETURN*                (Periods Ended 12/31/1998)
--------------------------------------------------------------------------------------------------------------
       1982                  $521                   N/A                     1 Year               %
--------------------------------------------------------------------------------------------------------------
       1983                  $535                  7.69%                    5 Years              %
--------------------------------------------------------------------------------------------------------------
       1984                  $555                  8.99%                   10 Years              %
--------------------------------------------------------------------------------------------------------------
       1985                  $564                  6.67%                Since Inception          %
--------------------------------------------------------------------------------------------------------------
       1986                  $565                  5.28%
-----------------------------------------------------------------
       1987                  $565                  5.03%
-----------------------------------------------------------------
       1988                  $570                  5.95%
-----------------------------------------------------------------
       1989                  $585                  7.72%
-----------------------------------------------------------------
       1990                  $594                  6.62%
-----------------------------------------------------------------
       1991                  $592                  4.69%
-----------------------------------------------------------------
       1992                  $578                  2.51%
-----------------------------------------------------------------
       1993                  $561                  1.86%
-----------------------------------------------------------------
       1994                  $550                  2.87%
-----------------------------------------------------------------
       1995                  $547                  4.47%
-----------------------------------------------------------------
       1996                  $542                  4.00%
-----------------------------------------------------------------
       1997                  $537                  4.08%
-----------------------------------------------------------------
       1998                  $                         %
==============================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Money Market Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP OVERSEAS PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--January 1987


================================================================================================================
                        MONTHLY PAYMENT           ADJUSTED            ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END        HISTORICAL ANNUAL                    TOTAL  RETURN*
                           OF YEARS             TOTAL RETURN*                 (PERIODS ENDED 12/31/1998)
================================================================================================================
       1982                   N/A                    N/A                   1 Year                    %
----------------------------------------------------------------------------------------------------------------
       1983                   N/A                    N/A                   5 Years                   %
----------------------------------------------------------------------------------------------------------------
       1984                   N/A                    N/A                  10 Years                   %
----------------------------------------------------------------------------------------------------------------
       1985                   N/A                    N/A               Since Inception               %
----------------------------------------------------------------------------------------------------------------
       1986                  $500                    N/A
-------------------------------------------------------------------
       1987                  $446                    N/A
-------------------------------------------------------------------
       1988                  $453                   6.68%
-------------------------------------------------------------------
       1989                  $538                  24.61%
-------------------------------------------------------------------
       1990                  $497                  (3.16)%
-------------------------------------------------------------------
       1991                  $505                   6.72%
-------------------------------------------------------------------
       1992                  $424                 (11.92)%
-------------------------------------------------------------------
       1993                  $546                  35.42%
-------------------------------------------------------------------
       1994                  $522                   0.37%
-------------------------------------------------------------------
       1995                  $538                   8.22%
-------------------------------------------------------------------
       1996                  $572                  11.70%
-------------------------------------------------------------------
       1997                  $600                  10.07%
-------------------------------------------------------------------
       1998                    $                      %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Overseas Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II ASSET MANAGER PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--May 1990


=================================================================================================================
                        MONTHLY PAYMENT           ADJUSTED            ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR            AMOUNTS AT END OF     HISTORICAL ANNUAL                    TOTAL  RETURN*
                           OF  YEARS           TOTAL RETURN*                (PERIODS ENDED 12/31/1998)
=================================================================================================================
       1982                   N/A                    N/A                   1 Year                    %
----------------------------------------------------------------------------------------------------------------
       1983                   N/A                    N/A                   5 Years                   %
----------------------------------------------------------------------------------------------------------------
       1984                   N/A                    N/A                  10 Years                   %
----------------------------------------------------------------------------------------------------------------
       1985                   N/A                    N/A               Since Inception               %
----------------------------------------------------------------------------------------------------------------
       1986                   N/A                    N/A
------------------------------------------------------------
       1987                   N/A                    N/A
------------------------------------------------------------
       1988                   N/A                    N/A
------------------------------------------------------------
       1989                   N/A                    N/A
------------------------------------------------------------
       1990                  $504                    N/A
------------------------------------------------------------
       1991                  $581                   20.93
------------------------------------------------------------
       1992                  $610                   10.38%
------------------------------------------------------------
       1993                  $694                   19.44%
------------------------------------------------------------
       1994                  $613                   (7.35)%
------------------------------------------------------------
       1995                  $673                   15.40%
------------------------------------------------------------
       1996                  $725                   13.07%
------------------------------------------------------------
       1997                  $822                   19.05%
------------------------------------------------------------
       1998                    $                      %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Asset Manager Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II ASSET MANAGER: GROWTH PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 . 5% AIR
 . $500 initial monthly annuity payment
 . Fund inception date--January 1995


================================================================================================================
                        MONTHLY PAYMENT           ADJUSTED                   ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR              AMOUNTS AT END       HISTORICAL  ANNUAL                     TOTAL RETURN*
                            OF YEARS            TOTAL RETURN*                 (PERIODS ENDED 12/31/1998)
================================================================================================================
  1982                          N/A                      N/A                           1 Year              %
----------------------------------------------------------------------------------------------------------------
  1983                          N/A                      N/A                           5 Years             %
----------------------------------------------------------------------------------------------------------------
  1984                          N/A                      N/A                          10 Years             %
----------------------------------------------------------------------------------------------------------------
  1985                          N/A                      N/A                        Since Inception        %
----------------------------------------------------------------------------------------------------------------
  1986                          N/A                      N/A
------------------------------------------------------------------------
  1987                          N/A                      N/A
------------------------------------------------------------------------
  1988                          N/A                      N/A
------------------------------------------------------------------------
  1989                          N/A                      N/A
------------------------------------------------------------------------
  1990                          N/A                      N/A
------------------------------------------------------------------------
  1991                          N/A                      N/A
------------------------------------------------------------------------
  1992                          N/A                      N/A
------------------------------------------------------------------------
  1993                          N/A                      N/A
------------------------------------------------------------------------
  1994                          N/A                      N/A
------------------------------------------------------------------------
  1995                         $579                      N/A
------------------------------------------------------------------------
  1996                         $653                     18.33%
------------------------------------------------------------------------
  1997                         $767                     23.41%
------------------------------------------------------------------------
  1998                           $                         %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Asset Manager: Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II CONTRAFUND PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 . 5% AIR
 . $500 initial monthly annuity payment
 . Fund inception date--January 1995


================================================================================================================
                       MONTHLY PAYMENT             ADJUSTED                ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR            AMOUNTS AT END          HISTORICAL ANNUAL                     TOTAL  RETURN*
                           OF YEARS              TOTAL RETURN*                 (PERIODS ENDED 12/31/1998)
================================================================================================================
  1982                       N/A                         N/A                   1 Year                    %
----------------------------------------------------------------------------------------------------------------
  1983                       N/A                         N/A                   5 Years                   %
----------------------------------------------------------------------------------------------------------------
  1984                       N/A                         N/A                  10 Years                   %
----------------------------------------------------------------------------------------------------------------
  1985                       N/A                         N/A               Since Inception               %
----------------------------------------------------------------------------------------------------------------
  1986                       N/A                         N/A
----------------------------------------------------------------------
  1987                       N/A                         N/A
----------------------------------------------------------------------
  1988                       N/A                         N/A
----------------------------------------------------------------------
  1989                       N/A                         N/A
----------------------------------------------------------------------
  1990                       N/A                         N/A
----------------------------------------------------------------------
  1991                       N/A                         N/A
----------------------------------------------------------------------
  1992                       N/A                         N/A
----------------------------------------------------------------------
  1993                       N/A                         N/A
----------------------------------------------------------------------
  1994                       N/A                         N/A
----------------------------------------------------------------------
  1995                      $658                         N/A
----------------------------------------------------------------------
  1996                      $750                        19.68%
----------------------------------------------------------------------
  1997                      $875                        22.49%
----------------------------------------------------------------------
  1998                        $                           %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Contrafund Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II INDEX 500 PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--August 1992


================================================================================================================
                        MONTHLY PAYMENT             ADJUSTED             ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR              AMOUNTS AT END        HISTORICAL ANNUAL                    TOTAL RETURN*
                           OF YEARS              TOTAL RETURN*              (PERIODS ENDED 12/31/1998)
================================================================================================================
  1982                        N/A                    N/A                   1 Year                    %
----------------------------------------------------------------------------------------------------------------
  1983                        N/A                    N/A                   5 Years                   %
----------------------------------------------------------------------------------------------------------------
  1984                        N/A                    N/A                  10 Years                   %
----------------------------------------------------------------------------------------------------------------
  1985                        N/A                    N/A               Since Inception               %
----------------------------------------------------------------------------------------------------------------
  1986                        N/A                    N/A
----------------------------------------------------------------------
  1987                        N/A                    N/A
----------------------------------------------------------------------
  1988                        N/A                    N/A
----------------------------------------------------------------------
  1989                        N/A                    N/A
----------------------------------------------------------------------
  1990                        N/A                    N/A
----------------------------------------------------------------------
  1991                        N/A                    N/A
----------------------------------------------------------------------
  1992                       $517                    N/A
----------------------------------------------------------------------
  1993                       $533                    8.27%
----------------------------------------------------------------------
  1994                       $506                   (0.32)%
----------------------------------------------------------------------
  1995                       $652                   35.36%
----------------------------------------------------------------------
  1996                       $753                   21.18%
----------------------------------------------------------------------
  1997                       $939                   30.94%
----------------------------------------------------------------------
  1998                        $                       %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Index 500 Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II INVESTMENT GRADE BOND PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--June 1989


================================================================================================================
                       MONTHLY PAYMENT           ADJUSTED            ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR            AMOUNTS AT END       HISTORICAL ADJUSTED                  TOTAL RETURN*
                           OF YEARS            TOTAL RETURN*               (PERIODS ENDED 12/31/1998)
=================================================================================================================
       1982                   N/A                    N/A                   1 Year                    %
----------------------------------------------------------------------------------------------------------------
       1983                   N/A                    N/A                   5 Years                   %
----------------------------------------------------------------------------------------------------------------
       1984                   N/A                    N/A                  10 Years                   %
----------------------------------------------------------------------------------------------------------------
       1985                   N/A                    N/A               Since Inception               %
----------------------------------------------------------------------------------------------------------------
       1986                   N/A                    N/A
------------------------------------------------------------------
       1987                   N/A                    N/A
------------------------------------------------------------------
       1988                   N/A                    N/A
------------------------------------------------------------------
       1989                  $514                    N/A
------------------------------------------------------------------
       1990                  $512                   4.71%
------------------------------------------------------------------
       1991                  $561                  14.94%
------------------------------------------------------------------
       1992                  $562                   5.23%
------------------------------------------------------------------
       1993                  $586                   9.48%
------------------------------------------------------------------
       1994                  $530                  (5.04)%
------------------------------------------------------------------
       1995                  $584                  15.76%
------------------------------------------------------------------
       1996                  $566                   1.80%
------------------------------------------------------------------
       1997                  $580                   7.61%
------------------------------------------------------------------
       1998                    $                      %
================================================================================================================

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Investment Grade Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III BALANCED PORTFOLIO

                             [GRAPH APPEARS HERE]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--May 1997

                        MONTHLY PAYMENT          ADJUSTED      ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END      ANNUAL HISTORICAL              TOTAL RETURN*
                           OF YEARS           TOTAL RETURN*         (Periods Ended 12/31/1998)
----------------------------------------------------------------------------------------------------------------
       1982                  N/A                   N/A             1 Year                 %
----------------------------------------------------------------------------------------------------------------
       1983                  N/A                   N/A             5 Years                %
----------------------------------------------------------------------------------------------------------------
       1984                  N/A                   N/A            10 Years                %
----------------------------------------------------------------------------------------------------------------
       1985                  N/A                   N/A         Since Inception            %
----------------------------------------------------------------------------------------------------------------
       1986                  N/A                   N/A
-------------------------------------------------------------
       1987                  N/A                   N/A
-------------------------------------------------------------
       1988                  N/A                   N/A
-------------------------------------------------------------
       1989                  N/A                   N/A
-------------------------------------------------------------
       1990                  N/A                   N/A
-------------------------------------------------------------
       1991                  N/A                   N/A
-------------------------------------------------------------
       1992                  N/A                   N/A
-------------------------------------------------------------
       1993                  N/A                   N/A
-------------------------------------------------------------
       1994                  N/A                   N/A
-------------------------------------------------------------
       1995                  N/A                   N/A
-------------------------------------------------------------
       1996                  N/A                   N/A
-------------------------------------------------------------
       1997                  $555                  N/A
-------------------------------------------------------------
       1998                  $                        %
--------------------------------------------------------------------------------

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III GROWTH OPPORTUNITIES PORTFOLIO

                             [GRAPH APPEARS HERE]

Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--May 1997

                        MONTHLY PAYMENT        ADJUSTED          ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END     HISTORICAL ANNUAL                TOTAL RETURN*
                           OF YEARS          TOTAL RETURN*            (Periods Ended 12/31/1998)
----------------------------------------------------------------------------------------------------------------
       1982                  N/A                    N/A              1 Year                 %
----------------------------------------------------------------------------------------------------------------
       1983                  N/A                    N/A              5 Years                %
----------------------------------------------------------------------------------------------------------------
       1984                  N/A                    N/A             10 Years                %
----------------------------------------------------------------------------------------------------------------
       1985                  N/A                    N/A          Since Inception            %
----------------------------------------------------------------------------------------------------------------
       1986                  N/A                    N/A
-------------------------------------------------------------
       1987                  N/A                    N/A
-------------------------------------------------------------
       1988                  N/A                    N/A
-------------------------------------------------------------
       1989                  N/A                    N/A
-------------------------------------------------------------
       1990                  N/A                    N/A
-------------------------------------------------------------
       1991                  N/A                    N/A
-------------------------------------------------------------
       1992                  N/A                    N/A
-------------------------------------------------------------
       1993                  N/A                    N/A
-------------------------------------------------------------
       1994                  N/A                    N/A
-------------------------------------------------------------
       1995                  N/A                    N/A
-------------------------------------------------------------
       1996                  N/A                    N/A
-------------------------------------------------------------
       1997                  $594                   N/A
-------------------------------------------------------------
       1998                  $                          %
--------------------------------------------------------------------------------

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Growth & Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III MID CAP PORTFOLIO


                             ["CHART APPEARS HERE"]


Chart Specifications:
--------------------
 .  5% AIR
 .  $500 initial monthly annuity payment
 .  Fund inception date--May 1997

                        MONTHLY PAYMENT        ADJUSTED          ADJUSTED HISTORICAL AVERAGE ANNUAL
       YEAR             AMOUNTS AT END     HISTORICAL ANNUAL                TOTAL RETURN*
                           OF YEARS          TOTAL RETURN*            (Periods Ended 12/31/1998)
----------------------------------------------------------------------------------------------------------------
       1982                                                          1 Year                 %
----------------------------------------------------------------------------------------------------------------
       1983                                                          5 Years                %
----------------------------------------------------------------------------------------------------------------
       1984                                                         10 Years                %
----------------------------------------------------------------------------------------------------------------
       1985                                                      Since Inception            %
----------------------------------------------------------------------------------------------------------------
       1986
-------------------------------------------------------------
       1987
-------------------------------------------------------------
       1988
-------------------------------------------------------------
       1989
-------------------------------------------------------------
       1990
-------------------------------------------------------------
       1991
-------------------------------------------------------------
       1992
-------------------------------------------------------------
       1993
-------------------------------------------------------------
       1994
-------------------------------------------------------------
       1995
-------------------------------------------------------------
       1996
-------------------------------------------------------------
       1997
-------------------------------------------------------------
       1998
--------------------------------------------------------------------------------

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.

Fidelity Management & Research Company (FMR) is the investment advisor for the underlying funds. FMR is a registered investment advisor under the Investment Advisors Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides numerous mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 19____, it advised funds having more than _______ million shareholder accounts with a total value of more than $__________ billion. FMR charges the portfolios an investment management fee. These fees are part of the portfolios' operating expenses. See the attached prospectuses for the underlying funds for discussions of the Underlying funds' expenses.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The underlying funds' prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments.  We cannot and do not
--------------------------------------------------
guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

 . operated as a management company under the 1940 Act or any other form permitted by law,

 . deregistered under the 1940 Act in the event such registration is no longer required, or

 .  combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may

 . transfer the assets of the separate account associated with the contracts to another account or accounts,

 . restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account,

 .  create new separate accounts,

 . add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or

 .  add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts.  The underlying funds are available to separate
----------------------------
accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to withdraw its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

                                  APPENDIX C

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES


The following graphs have been prepared to show how investment performance affects your variable annuity payments over time. The graphs incorporate hypothetical rates of return and PFL does not guarantee that you will earn these returns for any one year or any sustained period of time. PFL did not sell contracts prior to the date of this prospectus, and, therefore, the graphs represent what annuity payments might have been under a contract had one existed during the years shown. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The "Hypothetical Illustration" graph illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $47,198; the entire premium was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity; a 79 year old male, and separate account charges of 1.35% and average portfolio expenses of 0.63%. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (1.98)%, 4.02%, and 8.02%, respectively).

                             [GRAPH APPEARS HERE]

================================================================================

          MONTHLY PAYMENTS ASSUMING DIFFERENT GROSS PORTFOLIO RETURNS

================================================================================

              MONTHLY PAYMENT AT THE                GROSS PORTFOLIO RETURNS*
               END OF CONTRACT YEAR
                                               ---------------------------------
                                                    0.0%      6.0%     10.0%
================================================================================
           Assumed First Monthly Payment           $500      $500     $ 500
--------------------------------------------------------------------------------
                         1                         $467      $495     $ 514
--------------------------------------------------------------------------------
                         2                         $436      $491     $ 529
--------------------------------------------------------------------------------
                         3                         $407      $486     $ 544
--------------------------------------------------------------------------------
                         4                         $380      $482     $ 560
--------------------------------------------------------------------------------
                         5                         $354      $477     $ 576
--------------------------------------------------------------------------------
                         6                         $331      $473     $ 593
--------------------------------------------------------------------------------
                         7                         $309      $468     $ 610
--------------------------------------------------------------------------------
                         8                         $288      $464     $ 627
--------------------------------------------------------------------------------
                         9                         $269      $460     $ 645
--------------------------------------------------------------------------------
                        10                         $251      $455     $ 664
--------------------------------------------------------------------------------
                        11                         $235      $451     $ 683
--------------------------------------------------------------------------------
                        12                         $219      $447     $ 703
--------------------------------------------------------------------------------
                        13                         $204      $443     $ 723
--------------------------------------------------------------------------------
                        14                         $191      $438     $ 744
--------------------------------------------------------------------------------
                        15                         $178      $434     $ 765
--------------------------------------------------------------------------------
                        16                         $166      $430     $ 787
--------------------------------------------------------------------------------
                        17                         $155      $426     $ 810
--------------------------------------------------------------------------------
                        18                         $145      $422     $ 833
--------------------------------------------------------------------------------
                        19                         $135      $418     $ 857
--------------------------------------------------------------------------------
                        20                         $126      $414     $ 882
================================================================================

*  The corresponding net returns are (1.98)%, 4.02%, and 8.02%.

   The "Monthly Payment Amounts with Different AIRs" graph illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $47,198; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 79 year old male; separate account charges of 1.35%; average portfolio expenses of 0.63%; and an annual return of the portfolios, after all expenses of 10%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5%
AIR.

                             [GRAPH APPEARS HERE]

================================================================================

                   MONTHLY PAYMENTS ASSUMING DIFFERENT AIRS
           (NET PORTFOLIO RETURN = 6%, GROSS PORTFOLIO RETURN=7.98%)

================================================================================

             MONTHLY PAYMENT AT THE END OF YEAR                 AIR

                                                    ----------------------------
                                                          3.5%         5%
================================================================================
                Assumed First Monthly Payment            $455       $500
--------------------------------------------------------------------------------
                              1                          $466       $505
--------------------------------------------------------------------------------
                              2                          $477       $510
--------------------------------------------------------------------------------
                              3                          $489       $514
--------------------------------------------------------------------------------
                              4                          $501       $519
--------------------------------------------------------------------------------
                              5                          $513       $524
--------------------------------------------------------------------------------
                              6                          $525       $529
--------------------------------------------------------------------------------
                              7                          $538       $534
--------------------------------------------------------------------------------
                              8                          $551       $539
--------------------------------------------------------------------------------
                              9                          $564       $545
--------------------------------------------------------------------------------
                             10                          $578       $550
--------------------------------------------------------------------------------
                             11                          $592       $555
--------------------------------------------------------------------------------
                             12                          $606       $560
--------------------------------------------------------------------------------
                             13                          $621       $566
--------------------------------------------------------------------------------
                             14                          $636       $571
--------------------------------------------------------------------------------
                             15                          $651       $576
--------------------------------------------------------------------------------
                             16                          $667       $582
--------------------------------------------------------------------------------
                             17                          $683       $587
--------------------------------------------------------------------------------
                             18                          $699       $593
--------------------------------------------------------------------------------
                             19                          $716       $599
--------------------------------------------------------------------------------
                             20                          $733       $604
================================================================================


  The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

  Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                      STATEMENT OF ADDITIONAL INFORMATION


                         PFL IMMEDIATE INCOME ANNUITY


                                ISSUED THROUGH


                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT


                                  OFFERED BY
                          PFL LIFE INSURANCE COMPANY


                           4333 EDGEWOOD ROAD, N.E.
                         CEDAR RAPIDS, IOWA 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the PFL Immediate Income Annuity Contract offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT.



                              Dated:  May 1, 1999

                               TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----
GLOSSARY OF TERMS
THE CONTRACT--GENERAL PROVISIONS
  Transfers
  Delay of Transfers
  Entire Contract
  Assignment
  Beneficiary
  Change of Beneficiary
  Incontestability                                                                                           4
  Misstatement of Age or Sex                                                                                 4
  Modification of Contract                                                                                   4
  Nonparticipating                                                                                           4
  Owner                                                                                                      4
  Proof of Death                                                                                             4
  Proof of Survival                                                                                          4
  Death Before First Payment Date                                                                            4
  Protection of Proceeds
FEDERAL TAX MATTERS
  Tax Status of the Contract
  Diversification Requirements
  Owner Control
  Required Distributions
  Taxation of PFL
INVESTMENT EXPERIENCE
STATE REGULATION OF PFL
ADMINISTRATION
RECORDS AND REPORTS
DISTRIBUTION OF THE CONTRACTS
OTHER PRODUCTS
CUSTODY OF ASSETS

HISTORICAL PERFORMANCE DATA
  Money Market Yields
  Other Subaccount Yields
  Total Returns
  Other Performance Data
  Hypothetical Performance Data
LEGAL MATTERS
INDEPENDENT AUDITORS
OTHER INFORMATION
FINANCIAL STATEMENTS

                               GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.


Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading and any other day when the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the contract which may be of interest to a prospective purchaser. WORDS PRINTED IN ITALICS IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN THE GLOSSARY OF TERMS, FOUND ON PAGE 3.


                       THE CONTRACT--GENERAL PROVISIONS


TRANSFERS

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:

 . transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or

 . transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Fidelity Management & Research Company believes) that doing so will prevent harm to other contract owners.

DELAY OF TRANSFERS

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

ENTIRE CONTRACT

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of PFL.

ASSIGNMENT

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity of the effect of an assignment.

BENEFICIARY

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death.
Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

CHANGE OF BENEFICIARY

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

INCONTESTABILITY

The contract is incontestable from the contract issue date.

MISSTATEMENT OF SEX OR AGE

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

MODIFICATION OF CONTRACT

No change in the contract is valid unless made in writing.

NONPARTICIPATING

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

OWNER

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

PROOF OF DEATH

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

PROOF OF SURVIVAL

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.


DEATH BEFORE FIRST PAYMENT DATE

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

 . one cash lump sum to be distributed within five years of the deceased owner's death; or

 . annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or

 . annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.


PROTECTION OF PROCEEDS

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE CONTRACTS

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements.  Section 817(h) of the Code provides that separate
----------------------------
account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although PFL does not have direct control over the underlying funds in which the separate account invests, PFL believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.

Owner Control.  In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possessed incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions.  In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Staring Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.

Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. PFL will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.


TAXATION OF PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, we may make a charge to the separate account.


                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

  (b) is the net investment factor for that subaccount for the valuation period; and

  (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.


The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a)   is the net result of:

      (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

      (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;

     (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and

     (c) is an amount representing the separate account charge as shown in the specifications section of the contract.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

   ILLUSTRATIONS OF CALCULATIONS FOR ANNUITY UNIT VALUE AND VARIABLE ANNUITY
   -------------------------------------------------------------------------
                                    PAYMENTS
                                    --------


 FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE IN EACH SUBACCOUNT

Variable annuity unit value = V = A x B x C

Where:     A = variable annuity unit value for the immediately preceding valuation period.

           B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.

           C = a daily factor to neutralize the assumed interest rate built into the annuity tables used.

           C = (1/(1+AIR)) (1/365) = 0.999905754 (3.5% AIR) or 0.999866337 (5%
               =AIR)

For example, if the AIR is 5% and:    A = $20 on the day prior to the first
payment
                              B = 1.01

                              C = 1/(1.055) /(1/365)/ = 0.999866337

Then, the variable annuity unit value is equal to V  = A x B x C

                              = $20 x 1.01 x .999866337

                              = 20.1973

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment = P = (D x E)/$1,000

Where:    D = the contract value as of the contract issue date.

          E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:   D = $100,000
                  E = 7.00

Then, the first monthly variable annuity payment is equal to P   = (D x
E)/$1,000
                                    = ($100,000 x 7.00)/$1,000
                                    =  $700

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED
                                    BY EACH
 MONTHLY VARIABLE ANNUITY PAYMENT (ASSUMING INVESTMENT IN ONLY ONE SUBACCOUNT)

Number of variable annuity units = U = P/V

Where:           P = the dollar amount of the first monthly variable annuity payment.


                 V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:  P = $700

                 V = 20.1973

Then, the variable annuity units is equal to U = P/V

                               = $700/20.1973

                               = 34.6581 units


  FORMULA AND ILLUSTRATION FOR DETERMINING A FUTURE MONTHLY VARIABLE ANNUITY
                                    PAYMENT
                 (ASSUMING INVESTMENT IN ONLY ONE SUBACCOUNT)

Monthly variable annuity payment = P = U x V

Where:           U = the variable annuity units

                 V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:  U = 34.6581

                 V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V

                                    = 34.6581 x 20.6970

                                    = $717.32



If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment





would   = U x V

     = 34.6581 x 19.6970

     = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                            STATE REGULATION OF PFL

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.


                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.


                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter for other contracts issued through the separate account. During 1998 and 1997 the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $___________ and $2,337,939.76, respectively. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services to the separate account during 1996 or prior years. During 1998 the amount paid to AFSG Securities Corporation was $_________________ ]


                                OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.


                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS x ES)/UV) x (365/7)

Where:

NCS   = the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES    = per unit expenses of the subaccount for the 7-day period.

UV    = the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCS-ES)/UV))/365/7/-1

Where:

NCS   = the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES    = per unit expenses of the subaccount for the 7-day period.

UV    = the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

OTHER SUBACCOUNT YIELDS

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period.
The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6/-1)

Where:

NI   = net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES   = expenses of the subaccount for the 30-day period.

U    = the average number of units outstanding.

UV   = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time.
One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/n/ = ERV

Where:

T     = the average annual total return net of subaccount recurring charges.

ERV   = the ending redeemable value of the hypothetical account at the end of the period.

P   = a hypothetical initial payment of $1,000.

N   = the number of years in the period.

OTHER PERFORMANCE DATA

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                               CTR = (ERV / P)-1

Where:

CTR   = the cumulative total return net of subaccount recurring charges for the period.

ERV   = the ending redeemable value of the hypothetical investment at the end of the period.

P     = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

HYPOTHETICAL PERFORMANCE DATA

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                 LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland, Asbill & Brennan LLP, of Washington D.C.


                             INDEPENDENT AUDITORS

Our Financial Statements as of December 31, 1998, 1997 and 1996, and for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Our financial statements, which are included in this Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)   (a)  Resolution of the Board of Directors of PFL Life Insurance
                     Company authorizing establishment of the Separate Account. /1/

          (2)        Not Applicable.

          (3)   (a)  Principal Underwriting Agreement by and between PFL Life
                     Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation./4/

                (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer./4/

          (4)   (a)  Form of Contract for the PFL Immediate Income Annuity./7/

          (5)   (a)  Form of Application for the PFL Immediate Income Annuity.
                     /7/

          (6)   (a)  Articles of Incorporation of PFL Life Insurance Company./1/

                (b)  ByLaws of PFL Life Insurance Company./1/

          (7)   Not Applicable.

          (8)   (a)  Participation Agreement by and between Variable Insurance
                     Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto./2/

                (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./3/

                (c) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

                (d) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

          (9)   Opinion and Consent of Counsel./6/

          (10)  (a)  Consent of Independent Auditors./8/

          (10)  (b)  Opinion and Consent of Actuary./7/

          (11)       Not applicable.

          (12)       Not applicable.

          (13)       Performance Data Calculations./8/

          (14) Powers of Attorney. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz)/1/ (Brenda K. Clancy)/2/ (Larry N. Norman)/5/

    /1/ Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

    /2/ Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

    /3/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

    /4/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

    /5/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

    /6/ Filed with the initial Form N-4 Registration Statement (File No. 333-61063) on August 10, 1998.

    /7/ Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.

    /8/   To be filed by amendment.

Item 25.    Directors and Officers of the Depositor (PFL Life Insurance Company)



Name and Business Address                               Principal Positions and Offices with
-------------------------                               ------------------------------------
                                                        Depositor
                                                        ---------
William L. Busler                                       Director, Chairman of the Board and
4333 Edgewood Road, N.E.                                President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                        Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                                Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                         Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                                General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                                      Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                                Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Larry N. Norman                                         Director and Executive Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                         Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                        Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                                Officer
Cedar Rapids, Iowa 52499-0001


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  Jurisdiction of            Percent of Voting
Name                              Incorporation              Securities Owned          Business
----                              -------------              -----------------         --------
AEGON N.V.                        Netherlands                53.63% of Vereniging      Holding company
                                  Corporation                AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.     Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation

AEGON Netherland N.V.             Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation


AEGON Nevak Holding B.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

AEGON International N.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

Voting Trust                     Delaware                                             Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding               Delaware                   100% of Voting Trust      Holding company
Corporation

Short Hills Management           New Jersey                 100% of AEGON U.S.        Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                New York                   100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

AEGON Management                 Indiana                    100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

RCC North America Inc.           Delaware                   100% of AEGON U.S.        Holding company
                                                                                      Holding Corporation

AEGON USA, Inc.                  Iowa                       100% AEGON U.S.           Holding company
                                                                                      Holding Corporation

AUSA Holding Company             Maryland                   100% AEGON USA, Inc.      Holding company

Monumental General Insurance     Maryland                   100% AUSA Holding Co.     Holding company
Group, Inc.

Trip Mate Insurance              Kansas                     100% Monumental General   Sale/admin. of travel
Agency, Inc.                                                Insurance Group, Inc.     insurance

Monumental General               Maryland                   100% Monumental General   Provides management
Administrators, Inc.                                        Insurance Group, Inc.     srvcs. to unaffiliated
                                                                                      third party
                                                                                      administrator

Executive Management and         Maryland                   100% Monumental General   Provides actuarial
Consultant Services, Inc.                                   Administrators, Inc.      consulting services

Monumental General Mass          Maryland                   100% Monumental General   Marketing arm for
Marketing, Inc.                                             Insurance Group, Inc.     sale of mass marketed
                                                                                      insurance coverages

Diversified Investment           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Advisors, Inc.


Diversified Investors            Delaware                   100% Diversified          Broker-Dealer
Securities Corp.                                            Investment                Advisors, Inc.

AEGON USA Securities, Inc.       Iowa                       100% AUSA Holding Co.     Broker-Dealer

Supplemental Ins.                Tennessee                  100% AUSA Holding Co.     Insurance
Division, Inc.

Creditor Resources, Inc.         Michigan                   100% AUSA Holding Co.     Credit insurance

CRC Creditor Resources           Canada                     100% Creditor             Insurance agency
Canadian Dealer Network Inc.                                Resources, Inc.

AEGON USA Investment             Iowa                       100% AUSA Holding Co.     Investment advisor
Management, Inc.

AEGON USA Realty                 Iowa                       100% AUSA Holding Co.     Provides real estate
Advisors, Inc.                                                                        administrative and real
                                                                                      estate investment services

Quantra Corporation              Delaware                   100% AEGON USA Realty     Real estate and financial
                                                            Advisors, Inc.            software production and
                                                                                      sales

Quantra Software                 Delaware                   100% Quantra Corporation  Manufacture and sell
Corporation                                                                           mortgage loan and security
                                                                                      management software

Landauer Realty Advisors, Inc.   Iowa                       100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Landauer Associates, Inc.        Delaware                   100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Realty Information               Iowa                       100% AEGON USA Realty     Information Systems for
Systems, Inc.                                               Advisors, Inc.            real estate investment
                                                                                      management

AEGON USA Realty                 Iowa                       100% AEGON USA            Real estate management
Management, Inc                                             Realty Advisors, Inc.

USP Real Estate Investment       Iowa                       21.89% First AUSA         Real estate investment
                                                            Life Ins. Co.             trust
Trust                                                       13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United
                                                            Life Assurance Co.

RCC Properties Limited           Iowa                       AEGON USA Realty          Limited Partnership
Partnership                                                 Advisors Inc. is General
                                                            Partner and 5% owner.


AUSA Financial Markets, Inc.     Iowa                       100% AUSA Holding Co.     Marketing

Endeavor Investment Advisors     California                 49.9% AUSA Financial      General Partnership
                                                                                      Markets, Inc.

Universal Benefits Corporation   Iowa                       100% AUSA Holding Co.     Third party administrator

Investors Warranty of            Iowa                       100% AUSA Holding Co.     Provider of automobile
America, Inc.                                                                         extended maintenance
                                                                                      contracts

Massachusetts Fidelity Trust Co. Iowa                       100% AUSA Holding Co.     Trust company

Money Services, Inc.             Delaware                   100% AUSA Holding Co.     Provides financial
                                                                                      counseling  for employees
                                                                                      and agents of affiliated
                                                                                      companies

Zahorik Company, Inc.            California                 100% AUSA Holding Co.     Broker-Dealer

ZCI, Inc.                        Alabama                    100% Zahorik Company,Inc. Insurance agency

AEGON Asset Management           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Services, Inc.

Intersecurities, Inc.            Delaware                   100% AUSA Holding Co.     Broker-Dealer

Associated Mariner Financial     Michigan                   100% Intersecurities,Inc. Holding co./management
Group, Inc.                                                                           services
Mariner Financial Services, Inc. Michigan                   100% Associated Mariner   Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation     Michigan                   100% Mariner Financial    Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.  Michigan                   100% Associated Mariner   Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency        Hawaii                     100% Associated Mariner   Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency   Massachusetts              100% Associated Mariner   Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency        Ohio                       100% Associated Mariner   Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency        Texas                      100% Associated Mariner   Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency        New Mexico                 100% Associated Mariner   Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.           Michigan                   100% Associated Mariner   Mortgage origination
                                                            Financial Group, Inc.


Idex Investor Services, Inc.     Florida                    100% AUSA Holding Co.     Shareholder services

Idex Management, Inc.            Delaware                   50% AUSA Holding Co.      Investment advisor
                                                                                      50% Janus Capital Corp.

IDEX Series Fund                 Massachusetts              Various                   Mutual fund

First AUSA Life Insurance        Maryland                   100% AEGON USA, Inc.      Insurance holding
company
Company

AUSA Life Insurance              New York                   100% First AUSA Life      Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance         Iowa                       100% First AUSA Life      Insurance
Company of America                                          Ins. Co.

Life Investors                   Delaware                   100% LIICA                Purchases, own, and hold
Alliance, LLC                                                                         the equity interest of other entities

Bankers United Life              Iowa                       100% Life Investors Ins.  Insurance
Assurance Company                                           Company of America

Life Investors Agency            Iowa                       100% Life Investors Ins.  Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company       Iowa                       100% First AUSA Life      Insurance
                                                            Ins. Co.

AEGON Financial Services         Minnesota                  100% PFL Life Insurance   Marketing
Group, Inc.                                                 Co.

AEGON Assignment Corporation     Kentucky                   100% AEGON Financial      Administrator of structured
of Kentucky                                                 Services Group, Inc.      settlements

AEGON Assignment Corporation     Illinois                   100% AEGON Financial      Administrator of structured
                                                            Services Group, Inc.      settlements

Southwest Equity Life Ins. Co.   Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co. Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance   Ohio                       100% First AUSA Life      Insurance
Co. of Ohio                                                 Ins. Co.

WRL Series Fund, Inc.            Maryland                   Various                   Mutual fund

WRL Investment Services, Inc.    Florida                    100% Western Reserve Life Provides administration for
                                                            Assurance Co. of Ohio     affiliated mutual fund

WRL Investment                   Florida                    100% Western Reserve Life Registered investment
Management, Inc.                                            Assurance Co. of Ohio

Aegon Equity                     Florida                    100% Western Reserve Life Insurance Agency
Group, Inc.                                                 Assurance Co. of Ohio

ISI Insurance Agency, Inc.       California                 100% Western Reserve Life Insurance agency
                                                                                      Assurance Co. of Ohio



ISI Insurance Agency         Ohio                       100% ISI Insurance        Insurance agency
of Ohio, Inc.                                           Agency Inc.

ISI Insurance Agency         Texas                      100% ISI Insurance        Insurance agency
of Texas, Inc.                                          Agency Inc.

ISI Insurance Agency         Massachusetts              100% ISI Insurance        Insurance Agency
of Massachusetts, Inc.                                  Agency Inc.

Monumental Life Insurance    Maryland                   100% First AUSA Life      Insurance
Co.                                                     Ins. Co.

AEGON Special Markets        Maryland                   100% Monumental Life      Marketing
Group, Inc.                                             Ins. Co.

Monumental General           Maryland                   100% First AUSA Life      Insurance
Casualty Co.                                            Ins. Co.

United Financial Services,   Maryland                   100% First AUSA Life      General agency
Inc.                                                    Ins. Co.

Bankers Financial Life       Arizona                    100% First AUSA Life      Insurance
Ins. Co.                                                Ins. Co.

The Whitestone Corporation   Maryland                   100% First AUSA Life      Insurance agency
                                                        Ins. Co.

Cadet Holding Corp.          Iowa                       100% First AUSA Life      Holding company
                                                        Ins. Co.

Commonwealth General         Delaware                   100% AEGON USA, Inc.      Holding company
Corporation ("CGC")

PB Series Trust              Massachusetts              N/A                       Mutual fund

Monumental Agency Group,     Kentucky                   100% CGC                  Provider of srvcs. to ins.
Inc.                                                                              cos.

Benefit Plans, Inc.          Delaware                   100% CGC                  TPA for Peoples Security
Life Insurance Company

Durco Agency, Inc.           Virginia                   100% Benefit Plans,       General agent
                                                        Inc.

Commonwealth General         Kentucky                   100% CGC                  Administrator of structured
Assignment Corporation                                                            settlements

AFSG Securities              Pennsylvania               100% CGC                  Broker-Dealer
Corporation

PB Investment Advisors,      Delaware                   100% CGC                  Registered investment
Inc.                                                                              advisor



Diversified Financial        Delaware                   100% CGC                  Provider of investment,
Products Inc.                                                                     marketing and admin.
                                                                                  services to ins. cos.

AEGON USA Real Estate        Delaware                   100% Diversified          Real estate and mortgage
Services, Inc.                                          Financial                 holding company
                                                        Products Inc.

Capital Real Estate          Delaware                   100% CGC                  Furniture and equipment
Development Corporation                                                           lessor

Capital General Development  Delaware                   100% CGC                  Holding company
Corporation

Ammest Realty Corporation    Texas                      100% Peoples Security     Special purpose
                                                        Life Insurance Company    subsidiary

JMH Operating Company, Inc.  Mississippi                100% Peoples Security     Real estate holdings
                                                        Life Insurance Company

Independence Automobile      Florida                    100% Capital Security     Automobile Club
Association, Inc.                                       Life Insurance Company

Independence Automobile      Georgia                    100% Capital Security     Automobile Club
Club, Inc.                                              Life Insurance Company

Capital 200 Block            Delaware                   100% CGC                  Real estate holdings
Corporation


Capital Broadway             Kentucky                   100% CGC                  Real estate holdings
Corporation

Southlife, Inc.              Tennessee                  100% CGC                  Investment subsidiary

Ampac Insurance Agency,      Pennsylvania               100% CGC                  Provider of management
Inc. (EIN 23-1720755)                                                             support services

National Home Life           Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Compass Rose Development     Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Frazer Association           Illinois                   100% Ampac Insurance      TPA license-holder
Consultants, Inc.                                       Agency, Inc.

Valley Forge Associates,     Pennsylvania               100% Ampac Insurance      Furniture & equipment
Inc.                                                    Agency, Inc.              lessor

Veterans Benefits Plans,     Pennsylvania               100% Ampac Insurance      Administrator of group
Inc.                                                    Agency, Inc.              insurance programs

Veterans Insurance           Delaware                   100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Financial Planning           Dist. Columbia             100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Academy Insurance Group,     Delaware                   100% CGC                  Holding company
Inc.

Academy Life Insurance Co.   Missouri                   100% Academy Insurance    Insurance company
                                                        Group, Inc.

Pension Life Insurance       New Jersey                 100% Academy Insurance    Insurance company
Company of America                                      Group, Inc.

Academy Services, Inc.       Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ammest Development Corp.     Kansas                     100% Academy Insurance    Special-purpose subsidiary
Inc.                                                    Group, Inc.

Ammest Insurance Agency,     California                 100% Academy Insurance    General agent
Inc.                                                    Group, Inc.

Ammest Massachusetts         Massachusetts              100% Academy Insurance    Special-purpose subsidiary
Insurance Agency, Inc.                                  Group, Inc.



Ammest Realty, Inc.          Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ampac,  Inc.                 Texas                      100% Academy Insurance    Managing general agent
                                                        Group, Inc.

Ampac Insurance Agency,      Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
Inc. (EIN 23-2364438)                                   Group, Inc.

Data/Mark Services, Inc.     Delaware                   100% Academy Insurance    Provider of mgmt. services
                                                        Group, Inc.

Force Financial Group, Inc.  Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Force Financial Services,    Massachusetts              100% Force Fin. Group,    Special-purpose subsidiary
Inc.                                                    Inc.

Military Associates, Inc.    Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

NCOA Motor Club, Inc.        Georgia                    100% Academy Insurance    Automobile club
                                                        Group, Inc.

NCOAA Management Company     Texas                      100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Unicom Administrative        Pennsylvania               100% Academy Insurance    Provider of admin. services
Services, Inc.                                          Group, Inc.

Unicom Administrative        Germany                    100% Unicom               Provider of admin. services
Services, GmbH                                          Administrative Services,
                                                        Inc.

Capital Liberty, L.P.        Delaware                   79.2% Commonwealth Life   Holding Company
                                                        Insurance Company
                                                        19.8% Peoples Security
                                                        Life Insurance Company
                                                        1% CGC

Commonwealth General LLC     Turks &                    100% CGC                  Special-purpose subsidiary
                             Caicos Islands



Peoples Benefit Life         Missouri                   3.7% CGC                  Insurance company
Insurance Company                                       20% Capital Liberty, L.P.
                                                        76.3% Monumental
                                                        Life Insurance Co.

Veterans Life Insurance Co.  Illinois                   100% Peoples Benefit      Insurance company
                                                        Life Insurance Company

Peoples Benefit Services,    Pennsylvania               100% Veterans Life Ins.   Special-purpose subsidiary
Inc.                                                    Co.



Item 27.     Number of Contract Owners

             As of December 31, 1998, there were no Contract owners.


Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                                 Sarah J. Stange
Director and President                          Director and Vice President

Frank A. Camp                                   Bob Warner
Director and Secretary                          Assistant Compliance Officer

Lisa Wachendorf                                 Linda Gilmer
Vice President and Chief Compliance Officer     Treasurer/Controller

Debra C. Cubero                                 Priscilla Hechler
Vice President                                  Assistant Secretary and Assistant Vice President

Emily Bates                                     Thomas Pierpan
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

Clifton Flenniken                               Darin D. Smith
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $0 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $0 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.     Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 22nd day of February, 1999.


                                                  PFL RETIREMENT BUILDER
                                                  VARIABLE ANNUITY ACCOUNT

                                                  PFL LIFE INSURANCE COMPANY
                                                  Depositor

                                                                               *
                                                  -----------------------------
                                                  William L. Busler
                                                  President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures               Title                          Date
----------               -----                          ----

                      *  Director                       February __, 1999
----------------------
Patrick S. Baird

 /s/  Craig D. Vermie    Director                       February 22, 1999
----------------------
Craig D. Vermie

                      *  Director                       February __, 1999
----------------------   (Principal Executive Officer)
William L. Busler

                      *  Director                       February __, 1999
----------------------
Larry N. Norman

                      *  Director                       February __, 1999
----------------------
Douglas C. Kolsrud

                      *  Vice President and             February __, 1999
----------------------   Corporate Controller
Robert J. Kontz

                      *  Treasurer                      February __, 1999
----------------------
Brenda K. Clancy

*  By Craig D. Vermie, attorney in-fact.